Document and Entity Information	Jun. 16, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	GROVE COLLABORATIVE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40263
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1301 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	800
Local Phone Number	231-8527
Entity Information, Former Legal or Registered Name	Virgin Group Acquisition Corp. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001841761
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	65 Bleecker Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	GROV
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GROV.WS
Security Exchange Name	NYSE